API Efficient Frontier Capital Income Fund
API Efficient Frontier Capital Income Fund
Investment Objective –
High current income, as well as growth of capital and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in API Efficient Frontier Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 65 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees API Efficient Frontier Capital Income Fund (USD $)		Class A		Institutional Class		Class L
Maximum sales charge (load) imposed on purchases (as percentage of offering price)		5.75%	[1],[2]	none	[3],[4]	none	[5],[6]
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)		none	[1],[2]	none	[3],[4]	none	[5],[6]
Maximum Account fee (for accounts under $500)	[7]	25	[1],[2]	25	[3],[4]	25	[5],[6]
[1]	(formerly Class D)
[2]	On May 30, 2012, Class D shares of the Fund were converted to Class A shares. After the conversion, purchasers of Class A shares will be able to purchase shares, subject to a front-end sales charge and a continuing 12b-1 fee. Owners of Class D shares at the time of conversion will be able to purchase additional shares in their existing account(s) without the imposition of a front-end sales charge.
[3]	(formerly Class A)
[4]	On May 30, 2012, Class A shares of the Fund were converted to Institutional Class shares. After the conversion, purchasers of Institutional Class shares will not be subject to a front-end sales charge or a continuing 12b-1 fee.
[5]	On May 30, 2012, Class C shares of the Fund were converted to Class L shares. After the conversion, purchasers of Class L shares will not be subject to a contingent deferred sales charge. Purchasers of Class C shares prior to May 30, 2012 will remain subject to the CDSC for the applicable time period relating to each purchase.
[6]	(formerly Class C)
[7]	/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses API Efficient Frontier Capital Income Fund		Class A		Institutional Class		Class L
Management Fee		0.60%	[1],[2]	0.60%	[3],[4]	0.60%	[5],[6]
Distribution/Service (12b-1 Fees)		0.50%	[1],[2]	none	[3],[4]	1.00%	[5],[6]
Other Expenses		0.82%	[1],[2]	0.82%	[3],[4]	0.82%	[5],[6]
Acquired Fund Fees and Expenses		0.02%	[1],[2]	0.02%	[3],[4]	0.02%	[5],[6]
Total Annual Fund Operating Expenses	[7]	1.94%	[1],[2]	1.44%	[3],[4]	2.44%	[5],[6]
[1]	(formerly Class D)
[2]	On May 30, 2012, Class D shares of the Fund were converted to Class A shares. After the conversion, purchasers of Class A shares will be able to purchase shares, subject to a front-end sales charge and a continuing 12b-1 fee. Owners of Class D shares at the time of conversion will be able to purchase additional shares in their existing account(s) without the imposition of a front-end sales charge.
[3]	(formerly Class A)
[4]	On May 30, 2012, Class A shares of the Fund were converted to Institutional Class shares. After the conversion, purchasers of Institutional Class shares will not be subject to a front-end sales charge or a continuing 12b-1 fee.
[5]	On May 30, 2012, Class C shares of the Fund were converted to Class L shares. After the conversion, purchasers of Class L shares will not be subject to a contingent deferred sales charge. Purchasers of Class C shares prior to May 30, 2012 will remain subject to the CDSC for the applicable time period relating to each purchase.
[6]	(formerly Class C)
[7]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
You would pay the following expenses if you redeem your shares:
Expense Example API Efficient Frontier Capital Income Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class L	[1]	247	761	1,301	2,776
Class A	[2]	761	1,149	1,562	2,709
Institutional Class	[3]	147	456	787	1,724
[1]	(formerly Class C)
[2]	(formerly Class D)
[3]	(formerly Class A)

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)		1 Year	3 Years	5 Years	10 Years
API Efficient Frontier Capital Income Fund Class L	[1]	247	761	1,301	2,776
[1]	(formerly Class C)

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2012, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
The Capital Income Fund invests in securities, derivatives and other financial instruments that, in the Adviser’s opinion, offer the opportunity for high current income or growth of capital and income.

The Capital Income Fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by Underlying Funds that seek to achieve an objective of total return by investing in income-producing equity securities (including dividend-paying common stocks and convertible securities), long-, intermediate- or short-term bonds and other fixed-income securities (such as U.S. Government securities, corporate bonds, commercial paper and preferred stocks); Index Securities; Enhanced Index Products; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; debt securities; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities, and other derivatives; currencies, including currency related derivatives; and other instruments.

The Adviser invests directly in equity or debt securities when it believes attractive investment opportunities exist. Although the Adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the Capital Income Fund, such securities may include investments rated below investment grade, commonly known to as “junk bonds.” When investing in Underlying Funds, the Adviser considers, among other things, the Underlying Funds’ past performance and their investment objectives and policies, the investment style, reputation and quality of their investment advisers and the Underlying Funds’ size and cost structure. The Adviser selects Index Securities and Enhanced Index Products in which to invest based on a number of factors, including an analysis of their past performance, market sector and liquidity. Through direct investments and indirect investments in Underlying Funds, Index Securities and Enhanced Index Products, the Capital Income Fund may have significant exposure to foreign securities, high yield securities and equity-based, income producing securities.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Capital Income Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or invested in money market mutual funds or money market instruments, including repurchase agreements. When the Fund is invested in this manner, it may not achieve its investment objective.
Principal Investment Risks
General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Index Security and Fund Risk. Index Securities and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in Index Securities involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of Index Securities may trade at a market discount.

Enhanced Index Product Risk. Enhanced Index Products are subject to the risk that the manager may not be able to cause the Enhanced Index Product’s performance to match or exceed that of the Enhanced Index Product’s benchmark on a daily basis. In addition, Enhanced Index Products represent a portfolio of leveraged instruments, and are therefore subject to increased leverage risk.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Options, Futures and Other Derivatives. Derivatives are instruments the prices of which are derived from the value or performance of an underlying security, index, instrument, or other asset. Investments in derivatives such as options, futures, forward contracts, swap agreements, caps, floors, collars, and indexed securities carry many of the risks of the underlying instruments and carry additional risks that are not associated with direct investments in the securities or other assets underlying the derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. These investments may also create leverage and, as a result, may cause the Fund to increase or decrease in value more quickly than would an investment in the underlying security, index, instrument, or other asset.
The Fund’s Past Performance
The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s Institutional Class Share (formerly Class A shares) average annual returns for 1, 5, and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.
Year-By-Year Annual Returns – Institutional Class Shares (AFAAX) (formerly Class A shares) (for calendar years ending on December 31)

During the period covered by the bar chart, Institutional Class Shares’ highest return for a quarter was 24.25% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.88% (quarter ended December 31, 2008). Institutional Class Shares’ year to date total return as of March 31, 2012 was 7.41%.
Average Annual Total Returns for the Fund’s Institutional Class Shares (AFAAX) (formerly Class A shares) (for periods ending on December 31, 2011)
Average Annual Total Returns API Efficient Frontier Capital Income Fund		One Year	Five Years	Ten Years	Inception	Inception Date
Institutional Class	[1]	(5.08%)	0.21%		5.12%	Jul. 01, 2004
Institutional Class Return After-Taxes on Distributions	[1]	(5.82%)	(0.81%)		4.07%	Jul. 01, 2004
Institutional Class Return After-Taxes on Distributions and Sale of Fund Shares	[1]	(3.31%)	(0.25%)		4.02%	Jul. 01, 2004
Institutional Class MSCI World Free GTR Index (reflects no deduction for fee, expenses or taxes)	[1]	(5.02%)	(1.82%)		4.15%	Jul. 01, 2004
Class L	[2]	(0.25%)	0.44%		4.94%	Jul. 01, 2004
Class A	[3]	(1.25%)	0.93%	5.19%
[1]	(formerly Class A)
[2]	(formerly Class C)
[3]	(formerly Class D)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-Tax Returns are shown for only Institutional Class (formerly Class A) Shares and after-tax returns for Class L (formerly Class C) and Class A (formerly Class D) Shares will vary.